UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02675)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments:

Putnam Tax Exempt Income Fund

The fund's portfolio
12/31/12 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.3%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.9%)

AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s, 10/1/37	Aaa	$865,000	$878,693

Courtland, Indl. Dev. Board Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 11/1/13	BBB	1,500,000	1,550,295

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 7s, 2/1/36	Ba1	3,750,000	4,109,813

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	3,500,000	3,988,460

			10,527,261
Arizona (2.4%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	BB-/P	2,850,000	2,965,625

Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB+/P	4,875,000	5,567,738

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	2,000,000	2,128,040

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/8s, 5/15/40	A-	3,500,000	3,735,025

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	3,300,000	3,916,242

Mesa, St. & Hwy. Rev. Bonds
5s, 7/1/22	AA	2,000,000	2,425,800
5s, 7/1/21	AA	1,500,000	1,813,365

Salt River Agricultural Impt. & Pwr. Dist. Rev. Bonds, Ser. A, 5s, 12/1/29	Aa1	5,000,000	6,117,200

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Yavapai Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	500,000	514,115

			29,183,150
Arkansas (0.1%)

Rogers, Rev. Bonds (Sales and Use Tax), 3 3/4s, 11/1/34	AA	1,000,000	1,019,240

			1,019,240
California (11.9%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), Ser. A, 5s, 7/1/42	BBB	1,300,000	1,395,459

Bay Area Toll Auth. of CA Rev. Bonds (San Francisco Bay Area), Ser. F-1, 5s, 4/1/39	AA	5,000,000	5,519,750

CA Edl. Fac. Auth. Rev. Bonds
(U. of The Pacific), 5s, 11/1/36	A2	2,000,000	2,080,480
(U. of La Verne), Ser. A, 5s, 6/1/35	Baa2	2,000,000	2,068,180
(Scripps College), 5s, 8/1/31	A1	500,000	500,290
(Pacific U.), Ser. A, 5s, 11/1/30	A2	750,000	849,968
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,215,000	1,252,325

CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.), Ser. K, 4 3/4s, 8/1/36	A	5,750,000	5,368,028

CA Infrastructure & Econ. Dev. Bank Rev. Bonds (Science Ctr. Phase II), Ser. B, FGIC, NATL, 5s, 5/1/23	BBB	640,000	665,978

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5 1/4s, 2/1/37	Baa2	2,600,000	2,738,996

CA Muni. Fin. Auth. Rev. Bonds (Biola U.), 5 7/8s, 10/1/34	Baa1	1,500,000	1,638,375

CA Poll. Control Fin. Auth. Rev. Bonds (Wtr. Furnishing), 5s, 7/1/37	Baa3	3,000,000	3,061,350

CA State G.O. Bonds
6 1/2s, 4/1/33	A1	10,000,000	12,461,500
5 3/4s, 4/1/31	A1	15,000,000	17,752,950
5 1/2s, 3/1/40	A1	10,300,000	12,092,200
5 1/4s, 4/1/35	A1	4,000,000	4,665,280
5 1/4s, 2/1/29	A1	2,000,000	2,372,620
FGIC, NATL, 5s, 6/1/26	A1	5,000,000	5,650,150

CA State Dept. of Wtr. Resources Rev. Bonds (Central Valley), Ser. AE, 5s, 12/1/29	AAA	5,000,000	5,829,350

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 5/8s, 11/1/34	A2	9,935,000	12,204,154
Ser. I-1, 6 1/8s, 11/1/29	A2	2,000,000	2,456,460
Ser. A-1, 6s, 3/1/35	A2	3,100,000	3,710,390
(Capital Projects), Ser. A, 5s, 4/1/29	A2	3,605,000	4,098,813

Golden State Tobacco Securitization Corp. Rev. Bonds (Tobacco Settlement), Ser. B, AMBAC, 5s, 6/1/38 (Prerefunded 6/1/13)	Aaa	530,000	540,287

Los Angeles, Dept. Arpt. Rev. Bonds (Sr. Intl. Private Activity), Ser. A
5s, 5/15/29	AA	2,060,000	2,403,258
5s, 5/15/28	AA	1,000,000	1,168,410

Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds (Laxfuel Corp.), 5s, 1/1/32	A	1,000,000	1,101,080

Los Angeles, Unified School Dist. G.O. Bonds, Ser. I, 5s, 7/1/26	Aa2	5,000,000	5,783,650

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A-	2,250,000	3,100,590

Port of Oakland, Rev. Bonds (Sr. Lien), Ser. P
5s, 5/1/33	A+	1,240,000	1,373,312
5s, 5/1/31	A+	1,000,000	1,116,730

Riverside Cnty., Asset Leasing Corp. Rev. Bonds (Riverside Cnty. Hosp.), NATL, zero %, 6/1/25	A2	4,000,000	2,130,960

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/22	A-	7,500,000	4,853,925

Sacramento, Muni. Util. Dist. Rev. Bonds, Ser. X, 5s, 8/15/28	A1	1,650,000	1,955,201

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox)
5s, 3/1/27	A2	500,000	567,220
5s, 3/1/25	A2	1,000,000	1,143,990

San Francisco City & Cnty., Arpt. Comm. Intl. Arpt. Rev. Bonds
5s, 5/1/29	A1	200,000	231,262
5s, 5/1/28	A1	1,000,000	1,163,360

Solano, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/26	Aa3	9,560,000	5,071,484

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	A+	4,000,000	4,325,440

			148,463,205
Colorado (1.1%)

CO Hlth. Fac. Auth. Rev. Bonds
(Valley View Assn.), 5 1/4s, 5/15/42	BBB+	1,500,000	1,560,300
(Evangelical Lutheran), 5 1/4s, 6/1/22	A3	1,000,000	1,113,890
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/33	BBB-	1,650,000	1,769,856
(Evangelical Lutheran), 5s, 6/1/16	A3	820,000	869,553

Denver City & Cnty., Arpt. Rev. Bonds, Ser. A, 5s, 11/15/28	A1	1,500,000	1,717,230

E-470 CO Pub. Hwy. Auth. Rev. Bonds
Ser. C1, NATL, 5 1/2s, 9/1/24	Baa2	1,750,000	1,894,970
Ser. A, NATL, zero %, 9/1/34	Baa2	13,000,000	4,414,020

Lower CO River Auth. Rev. Bonds, U.S. Govt. Coll., 5 3/4s, 5/15/37 (Prerefunded 5/15/15)	A1	25,000	28,131

Regl. Trans. Dist. Rev. Bonds (Denver Trans. Partners), 6s, 1/15/41	Baa3	750,000	876,960

			14,244,910
Connecticut (0.1%)

CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s, 12/1/33	BBB	650,000	658,613

Hamden, Fac. Rev. Bonds (Whitney Ctr.), Ser. B, 6 1/8s, 1/1/14	BB/P	265,000	265,292

			923,905
Delaware (0.5%)

DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	BBB+	1,700,000	1,919,283
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	4,200,000	4,645,746

			6,565,029
District of Columbia (1.5%)

DC G.O. Bonds, Ser. A, AGM, 5s, 6/1/26 (Prerefunded 6/1/15)	Aa2	5,005,000	5,548,593

DC Rev. Bonds (Howard U.), Ser. A, 6 1/2s, 10/1/41	A3	5,000,000	6,037,700

DC Ballpark Rev. Bonds, Ser. B-1, FGIC, NATL, 5s, 2/1/25	A2	1,035,000	1,094,720

DC U. Rev. Bonds (Gallaudet U.)
5 1/2s, 4/1/41	A+	2,000,000	2,273,380
5 1/2s, 4/1/34	A+	1,000,000	1,156,000

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (Metrorail), Ser. A, zero %, 10/1/37	Baa1	11,000,000	2,852,630

			18,963,023
Florida (7.4%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), 7s, 4/1/39	A3	4,000,000	5,005,160

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. Q-2
5s, 10/1/37	A1	1,750,000	1,930,040
5s, 10/1/31	A1	175,000	198,200

Cape Coral, Wtr.& Swr. Rev. Bonds, AMBAC, 5s, 10/1/26	A1	2,500,000	2,819,100

FL Hsg. Fin. Corp. Rev. Bonds
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 3/4s, 1/1/37	Aa1	530,000	558,260
(Homeowner Mtge.), Ser. 2, GNMA Coll, FNMA Coll, FHLMC Coll., 4.95s, 7/1/37	Aa1	1,115,000	1,160,971

FL State Board of Ed. G.O. Bonds (Capital Outlay 2011), Ser. F, 5s, 6/1/30	AAA	1,550,000	1,855,164

FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 10/1/31	A2	3,300,000	3,658,446

Hernando Cnty., Rev. Bonds (Criminal Justice Complex Fin.), FGIC, NATL, 7.65s, 7/1/16	BBB	17,175,000	20,070,877

Hillsborough Cnty., Cmnty. Investment Tax Rev. Bonds, AMBAC, 5s, 5/1/24 (Prerefunded 11/1/13)	AA	1,250,000	1,311,475

Hillsborough Cnty., Indl. Dev. Auth. Mandatory Put Bonds (9/1/13) (Tampa Elec. Co.), Ser. B, 5.15s, 9/1/25	A3	1,125,000	1,157,434

Kissimmee, Util. Auth. Rev. Bonds, AGM, 5 1/4s, 10/1/18	Aa3	2,270,000	2,335,921

Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa2	5,500,000	6,258,065

Leesburg, Cap. Impt. Rev. Bonds, FGIC, NATL, 5 1/4s, 10/1/27	A1	1,600,000	1,712,192

Miami-Dade Cnty., G.O. Bonds (Parks Program), NATL, 5s, 11/1/25	Aa2	5,000,000	5,546,750

Miami-Dade Cnty., Aviation Rev. Bonds, Ser. B, 5s, 10/1/41	A2	5,000,000	5,551,050

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. B, FGIC, NATL, 5 1/4s, 7/1/26	A3	3,000,000	3,138,060

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	5,000,000	5,580,100

Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds, 5.7s, 5/1/37	B-/P	275,000	183,365

Pinellas Cnty., Edl. Fac. Auth. Rev. Bonds (Barry U.), 5 1/4s, 10/1/30	BBB	1,300,000	1,427,764

South Broward, Hosp. Dist. Rev. Bonds, NATL, 4 3/4s, 5/1/28	Aa3	2,000,000	2,124,200

St. Lucie Cnty., School Board COP, Ser. A, AGM, 5s, 7/1/23	Aa3	4,300,000	4,511,388

Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist. Loan Program), AGM, 7.15s, 11/1/15 (Escrowed to maturity)	Aa3	4,800,000	5,670,384

Sunrise, Util. Syst. Rev. Bonds, AMBAC
5.2s, 10/1/22	AA-	3,405,000	3,923,275
5.2s, 10/1/22 (Prerefunded 10/1/20)	AA-	2,590,000	3,153,092

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.4s, 5/1/37	CCC/P	100,000	99,911

Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds (Cap. Impt.), Ser. A, 6 5/8s, 5/1/33	B+/P	845,000	853,247

			91,793,891
Georgia (1.8%)

Atlanta, Arpt. Rev. Bonds
Ser. C, 5 7/8s, 1/1/24	A1	1,895,000	2,398,047
(Hartsfield-Jackson Intl. Arpt.), Ser. A, 5s, 1/1/35	A1	2,000,000	2,251,940

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	A1	4,500,000	5,533,560

Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18 (Escrowed to maturity)	AA+	760,000	875,634

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5s, 10/1/42	A2	2,250,000	2,489,243

GA State Private College & U. Auth. Rev. Bonds (Emory U.), Ser. B, 5s, 9/1/29	Aa2	2,250,000	2,633,603

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser. A, 5 1/2s, 9/15/21	A-	370,000	439,086

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U., Inc.), 7s, 6/15/39	Ba3	3,450,000	3,724,241

Richmond Cnty., Dev. Auth. Rev. Bonds (Amt.-Intl. Paper Co.), Ser. A, 6 1/4s, 2/1/25	BBB	1,950,000	1,958,561

			22,303,915
Guam (0.1%)

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5s, 10/1/34	BBB	200,000	216,496
5s, 10/1/30	Aa3	500,000	563,635

			780,131
Illinois (4.5%)

Chicago, G.O. Bonds, Ser. A, 5s, 1/1/33	Aa3	6,000,000	6,713,700

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5 3/4s, 1/1/39	A2	1,650,000	1,935,731
Ser. A, 5 5/8s, 1/1/35	A2	2,000,000	2,355,040
Ser. F, 5s, 1/1/40	A2	3,700,000	4,092,311

Chicago, Wtr. Rev. Bonds
5s, 11/1/42	Aa3	3,000,000	3,387,240
AGM, 5s, 11/1/25	Aa3	4,750,000	5,563,913

Cook Cnty., G.O. Bonds, Ser. B, NATL, 5s, 11/15/29 (Prerefunded 11/15/14)	AA	1,250,000	1,358,375

IL Edl. Fac. Auth. Rev. Bonds (Northwestern U.), 5s, 12/1/33	Aaa	2,250,000	2,337,233

IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. B, 7 1/4s, 11/1/38	A2	2,520,000	3,129,462
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB-	5,500,000	6,616,720
(Rush U. Med.. Ctr.), Ser. C, 6 5/8s, 11/1/39	A2	1,075,000	1,300,686
(Roosevelt U.), 6 1/2s, 4/1/39	Baa3	2,000,000	2,281,340
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	1,000,000	1,095,590
(Newman Foundation), Radian Insd., 5s, 2/1/32	BBB/P	3,000,000	3,013,050

IL State G.O. Bonds
5s, 3/1/34	A2	1,250,000	1,377,238
5s, 8/1/21	A2	5,500,000	6,303,770

IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, AGM, 5s, 1/1/22	Aa3	1,000,000	1,125,170

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	2,150,000	2,608,337

			56,594,906
Indiana (2.7%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s, 10/15/21	A2	6,150,000	7,268,193

IN Hlth. Fac. Fin. Auth. VRDN (Fayette Memorial Hosp. Assn.), Ser. A, 0.14s, 10/1/32	A-1+	1,690,000	1,690,000

IN State Fin. Auth. VRDN, Ser. A-2, 0.13s, 2/1/37	VMIG1	7,650,000	7,650,000

IN State Fin. Auth. Edl. Fac. Rev. Bonds
(Valparaiso U.), 5s, 10/1/27	A2	1,405,000	1,533,473
(Butler U.), Ser. B, 5s, 2/1/27	BBB+	1,435,000	1,605,822

IN State Fin. Auth. Edl. Fac. VRDN
Ser. A-1, 0.13s, 2/1/37	VMIG1	2,300,000	2,300,000
(DePauw U.), Ser. A, 0.13s, 7/1/36	VMIG1	500,000	500,000

Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.1s, 1/15/17	Baa1	4,500,000	5,104,845

Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa2	2,500,000	2,834,475
NATL, 5.6s, 11/1/16	Baa2	2,750,000	3,084,675

			33,571,483
Iowa (0.3%)

IA Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D, GNMA Coll., FNMA Coll., 5s, 1/1/36	Aaa	80,000	81,606

IA Fin. Auth. Hlth. Fac. Rev. Bonds (Care Initiatives), Ser. A, 5 1/2s, 7/1/21	BB+	2,500,000	2,701,400

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38	B+	750,000	696,593

			3,479,599
Kansas (0.7%)

KS State Dev. Fin. Auth. Rev. Bonds
Ser. K, NATL, 5 1/4s, 11/1/26	Aa2	1,355,000	1,594,076
Ser. K, NATL, 5 1/4s, 11/1/25	Aa2	1,620,000	1,906,675
(Lifespace Cmnty's. Inc.), Ser. S, 5s, 5/15/30	A/F	2,900,000	3,092,792

Lenexa, Hlth. Care Fac. Rev. Bonds, 5 1/2s, 5/15/39	BB/P	1,500,000	1,523,115

			8,116,658
Kentucky (0.8%)

KY Econ. Dev. Fin. Auth. Rev. Bonds (Louisville Arena), Ser. A-1, AGO, 6s, 12/1/42	Aa3	3,500,000	3,815,945

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U., Inc.), Ser. A, 6s, 5/1/38	Baa3	855,000	931,523

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	4,222,880

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.), Ser. A, 6 1/4s, 6/1/39	BBB+	1,000,000	1,118,850

			10,089,198
Louisiana (0.5%)

LA Pub. Fac. Auth. Rev. Bonds (Entergy LA LLC), 5s, 6/1/30	A3	5,000,000	5,347,000

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B, 5 1/2s, 5/15/30	A1	1,450,000	1,485,177

			6,832,177
Maryland (0.2%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A	1,100,000	1,348,523

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Washington Cnty. Hosp.), 6s, 1/1/43	BBB-	1,590,000	1,718,408

			3,066,931
Massachusetts (4.4%)

MA Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.7s, 1/1/31	AA	4,295,000	4,668,278

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5s, 1/1/37	A+	6,750,000	7,465,703

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	920,000	1,131,664
(Berklee College of Music), 5 1/4s, 10/1/41	A2	5,500,000	6,166,380
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	3,300,000	3,517,437
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	2,000,000	2,202,860

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	2,950,000	2,995,873
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	4,000,000	4,558,440
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	2,000,000	2,221,280
(Springfield College), 5 5/8s, 10/15/40	Baa1	2,550,000	2,819,306
(Springfield College), 5 1/2s, 10/15/31	Baa1	600,000	663,828
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB-	450,000	461,957
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	AA	3,305,000	3,588,833
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	4,100,000	4,575,518

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.1s, 12/1/30	Aa3	2,500,000	2,653,425

MA State Port Auth. Rev. Bonds, U.S. Govt. Coll., 13s, 7/1/13 (Escrowed to maturity)	AA-/P	1,045,000	1,109,665

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds
5 1/4s, 7/1/36	A1	2,000,000	2,315,640
(Systemwide Pkg.), 5 1/4s, 7/1/33	A1	2,000,000	2,348,220

			55,464,307
Michigan (2.5%)

Detroit, G.O. Bonds
Ser. A-1, AMBAC, 5 1/4s, 4/1/24	B	500,000	442,670
(Cap. Impt.), Ser. A-1, 5s, 4/1/15	B	3,120,000	2,855,362

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA-	4,040,000	4,690,359

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 3/8s, 7/1/35	Ba1	1,250,000	1,469,450

Garden City, Hosp. Fin. Auth. Rev. Bonds Ser. A, 5 3/4s, 9/1/17	Ba3	400,000	400,576

MI Fin. Auth. Rev. Bonds (Revolving Fund-Clean Wtr.)
5s, 10/1/29	AAA	2,000,000	2,427,940
5s, 10/1/27	AAA	2,000,000	2,451,200

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	2,500,000	2,876,800
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A2	8,160,000	8,587,094
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25 (Prerefunded 5/15/15)	AA+	915,000	1,010,032

MI State Strategic Fund Ltd. Mandatory Put Bonds (Dow Chemical)
(6/2/14) Ser. A-1, 6 3/4s, 12/1/28	Baa2	700,000	756,560
(6/1/13) Ser. A-2, 5 1/2s, 12/1/28	Baa2	3,500,000	3,567,025

			31,535,068
Minnesota (1.0%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/38	BBB-	1,600,000	1,779,824

Minneapolis, Rev. Bonds (National Marrow Donor Program), 4 7/8s, 8/1/25	BBB	2,000,000	2,089,660

MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser. H, 4.3s, 1/1/13	Aa1	380,000	380,000

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic), Ser. B, 0.14s, 11/15/38	VMIG1	700,000	700,000

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	2,155,000	2,265,422

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	BBB-	1,250,000	1,305,588

St. Paul, Port Auth. Solid Waste Disp. Rev. Bonds (Gerdau Ameristeel US, Inc.), 4 1/2s, 10/1/37	Baa3	3,500,000	3,563,385

			12,083,879
Mississippi (0.3%)

MS Bus. Fin. Corp. Rev. Bonds (Syst. Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	3,000,000	3,007,020

MS Home Corp. Rev. Bonds, Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	870,000	914,770

			3,921,790
Missouri (0.5%)

MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Washington U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,250,000	2,626,628
(Still U. Hlth. Sciences), 5 1/4s, 10/1/31	A-	1,000,000	1,127,550

MO State Dev. Fin. Board Infrastructure Fac. Rev. Bonds (Independence, Elec. Syst. Dogwood), Ser. A, 5s, 6/1/37	A	2,000,000	2,115,260

			5,869,438
Montana (0.4%)

MT State Fac. Fin. Auth. VRDN (Sisters of Charity of Leavenworth), Ser. A, 0.13s, 12/1/25	VMIG1	5,440,000	5,440,000

			5,440,000
Nebraska (0.2%)

NE Pub. Pwr. Dist. Rev. Bonds
Ser. A, 5s, 1/1/34	A1	1,000,000	1,153,190
Ser. A, 5s, 1/1/33	A1	1,000,000	1,159,160
Ser. C, 5s, 1/1/26	A1	700,000	801,437

			3,113,787
Nevada (0.7%)

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Mountains Edge Local No. 142), 5s, 8/1/20	BBB-	1,000,000	1,093,460

Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas Corp.), Ser. A, AMBAC, 5 1/4s, 7/1/34	Baa1	7,570,000	7,760,915

			8,854,375
New Hampshire (1.3%)

NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds (Rivermead at Peterborough), 5 3/4s, 7/1/28	BB+/P	1,000,000	1,000,310

NH State Hlth. & Ed. Fac. Auth. VRDN (U. Syst. of NH), Ser. B-2, 0.13s, 7/1/33	VMIG1	12,855,000	12,855,000

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp. Oblig. Group), Ser. A, 6 1/8s, 10/1/39	Baa1	2,000,000	2,272,860

			16,128,170
New Jersey (5.1%)

Middlesex Cnty., Impt. Auth. Lease Rev. Bonds (Perth Amboy Muni. Complex), FGIC, NATL, 5s, 3/15/31 (Prerefunded 3/15/13)	BBB+/P	3,500,000	3,532,690

NJ Econ. Dev. Auth. Rev. Bonds
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	3,840,000	4,363,430
(School Fac. Construction), Ser. AA, 5 1/4s, 12/15/33	A1	5,500,000	6,248,055
(Motor Vehicle), Ser. A, NATL, 5s, 7/1/27	A	7,000,000	7,414,610
5s, 6/15/26	Baa1	500,000	569,805

NJ Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. B, 5.6s, 11/1/34	A2	2,000,000	2,290,060
Ser. D, 4 7/8s, 11/1/29	A2	1,100,000	1,187,846

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	3,000,000	3,469,560
(St. Peter's U. Hosp.), 6 1/4s, 7/1/35	Ba1	2,000,000	2,291,840
(Holy Name Hosp.), 5s, 7/1/36	Baa2	3,000,000	3,141,660

NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	A1	8,760,000	5,593,698

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. A, 5 5/8s, 6/1/30	AA	2,250,000	2,512,688

NJ State Tpk. Auth. Rev. Bonds, Ser. E, 5 1/4s, 1/1/40	A+	3,000,000	3,372,900

NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Syst.), Ser. A, 6s, 6/15/35	A1	3,000,000	3,672,150
(Trans. Program), Ser. AA, 5s, 6/15/38	A1	4,750,000	5,335,105

Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39 (Prerefunded 6/1/13)	Aaa	2,000,000	2,053,520
6 3/8s, 6/1/32 (Prerefunded 6/1/13)	Aaa	1,520,000	1,558,350

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	4,750,000	5,304,278

			63,912,245
New Mexico (0.8%)

Farmington, Poll. Control Rev. Bonds
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa3	2,110,000	2,193,767
(AZ Pub. Svc. Co.), Ser. B, 4.7s, 9/1/24	Baa1	4,500,000	5,073,345

Sante Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Res.), 5s, 5/15/32	BBB-	2,155,000	2,346,429

			9,613,541
New York (8.6%)

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A, 5 3/4s, 2/15/47	A2	3,000,000	3,559,260

Metro. Trans. Auth. Rev. Bonds, Ser. D
5s, 11/15/36	A2	2,500,000	2,801,775
5s, 11/15/29	A2	12,000,000	13,991,040

Metro. Trans. Auth. Dedicated Tax Rev. Bonds, Ser. A, 5 1/2s, 11/15/39	AA	2,000,000	2,290,080

Niagara, Area Dev. Corp. Solid Waste Disp. Fac. Rev. Bonds (Covanta Holding Corp.), Ser. A, 5 1/4s, 11/1/42	Ba2	1,300,000	1,322,035

NY City, G.O. Bonds, Ser. F, 5s, 8/1/31	Aa2	4,000,000	4,697,320

NY City, Indl. Dev. Agcy. Rev. Bonds (Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/23	Ba1	300,000	309,069

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	BB	200,000	200,264

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser. FF, 5s, 6/15/45	AA+	6,000,000	6,832,440

NY City, Transitional Fin. Auth. Rev. Bonds (Future Tax), Ser. D-1, 5s, 11/1/32	AAA	5,000,000	5,949,350

NY State Dorm. Auth. Rev. Bonds
(Construction City U. Syst.), Ser. A, 6s, 7/1/20	Aa3	10,900,000	13,590,556
(City U.), Ser. A, 5 3/4s, 7/1/18	Aa3	12,485,000	14,410,187
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32 (Prerefunded 7/1/13)	Baa1	600,000	615,408
(Winthrop Nassau U.), 5 1/2s, 7/1/23 (Prerefunded 7/1/13)	Baa1	750,000	769,260
(State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/19	Aa3	23,100,000	27,763,197
(Brooklyn Law School), Ser. B, SGI, 5 3/8s, 7/1/22 (Prerefunded 7/1/13)	Baa1	1,000,000	1,025,070

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Brooklyn Law School), Ser. A, 5s, 7/1/23	Baa1	1,000,000	1,186,840

NY State Dorm. Auth. Personal Income Tax Rev. Bonds (Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	500,000	610,060

Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill Care Ctr. Newburgh), Ser. C, 7s, 8/1/31	B/P	750,000	746,858

Port Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	1,975,000	1,975,158

Port Auth. of NY & NJ Rev. Bonds, 5s, 7/15/30	Aa3	2,250,000	2,682,113

			107,327,340
North Carolina (1.5%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. C, 6 3/4s, 1/1/24	A-	1,250,000	1,566,838
AMBAC, 6s, 1/1/18	Baa1	7,000,000	8,517,040

NC State Hsg. Fin. Agcy. FRB (Homeownership), Ser. 26-A, 5 1/2s, 1/1/38	Aa2	290,000	297,340

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds (Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	2,345,000	2,550,844

NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. A, 5s, 1/1/30	A2	1,200,000	1,361,688

NC State Muni. Pwr. Agcy. No. 1 Catawba Elec. Rev. Bonds, Ser. B
5s, 1/1/29	A2	2,000,000	2,358,060
5s, 1/1/28	A2	1,850,000	2,190,918

			18,842,728
Ohio (4.8%)

American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie State Energy Campus), Ser. A, 5s, 2/15/38	A1	5,000,000	5,445,900

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 3/4s, 6/1/34	B3	9,600,000	8,590,176
5 1/8s, 6/1/24	B3	4,905,000	4,478,020

Cleveland, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 1/1/31	A-	1,200,000	1,358,604

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.), 5s, 1/1/32	BBB	1,000,000	1,065,570

Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro. Swr. Dist.), Ser. A, NATL, 5s, 12/1/28	AA+	6,130,000	6,963,864

Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. C-2, AGM, 5s, 4/1/24	Aa3	5,000,000	5,485,250

Midview, Local School Dist. COP (Elementary School Bldg. Fac.), 5 1/4s, 11/1/30 (Prerefunded 11/1/14)	A1	3,500,000	3,813,040

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, 5s, 11/1/28	Aaa	1,660,000	1,794,560

OH State Higher Edl. Fac. Mandatory Put Bonds (7/1/15) (Kenyon College), 4.95s, 7/1/37	A1	5,300,000	5,715,785

OH State Higher Edl. Fac. Commn. Rev. Bonds (U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39 (Prerefunded 1/15/15)	A2	5,000,000	5,639,250

Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.), 5 1/2s, 2/15/28	A2	5,000,000	5,479,050

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, 5 3/4s, 12/1/32	BB/P	1,350,000	1,461,200

Youngstown State U. Rev. Bonds, 5s, 12/15/25	A1	2,000,000	2,266,180

			59,556,449
Oklahoma (1.1%)

OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds (Homeownership Loan), Ser. B, 4.2s, 9/1/25	Aaa	380,000	384,370

OK State Tpk. Auth. VRDN
Ser. E, 0.13s, 1/1/28	VMIG1	12,000,000	12,000,000
Ser. F, 0.13s, 1/1/28	VMIG1	1,350,000	1,350,000

			13,734,370
Oregon (0.2%)

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A1	2,000,000	2,345,400

			2,345,400
Pennsylvania (3.6%)

Allegheny Cnty., G.O. Bonds, Ser. C-70, 5s, 12/1/37	A1	6,875,000	7,683,088

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (UPMC Hlth.), Ser. B, NATL, 6s, 7/1/24	Aa3	2,210,000	2,860,403

Allentown, Neighborhood Impt. Zone Dev. Auth. Rev. Bonds, Ser. A
5s, 5/1/35	Baa2	2,250,000	2,405,498
5s, 5/1/32	Baa2	450,000	488,363

Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian Homes Oblig.), Ser. A
5 1/4s, 1/1/19	BBB+	1,465,000	1,649,663
5.15s, 1/1/18	BBB+	665,000	739,952

East Stroudsburg, Area School Dist. G.O. Bonds, AGM, 5s, 9/1/27	Aa3	5,500,000	6,313,450

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst College), 5 1/2s, 3/15/38	BBB	1,275,000	1,378,237

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	3,250,000	3,491,573

PA Rev. Bonds (Philadelphia Biosolids Fac.), 6 1/4s, 1/1/32	Baa3	500,000	573,935

PA State Econ. Dev. Fin. Auth. Rev. Bonds (Forum Place), 5s, 3/1/29	AA-	2,890,000	3,327,257

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U. Foundation), 6s, 7/1/43	Baa3	1,000,000	1,131,130
(U. of Sciences Philadelphia), 5s, 11/1/42	A3	1,500,000	1,654,125

PA State Pub. School Bldg. Auth. Rev. Bonds (School Dist. Philadelphia)
5s, 4/1/24	Aa3	1,000,000	1,158,590
5s, 4/1/23	Aa3	1,000,000	1,169,130

Philadelphia, Arpt. Rev. Bonds, Ser. D, 5 1/4s, 6/15/25	A+	2,750,000	3,142,425

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst.), 7 1/4s, 7/1/13 (In default)(NON)	D/P	5,415,577	542

Pittsburgh G.O. Bonds, Ser. B, 5s, 9/1/25	A1	2,500,000	2,918,750

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5s, 2/1/35	Aa3	3,000,000	3,307,560

			45,393,671
Puerto Rico (3.0%)

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. XX, 5 1/4s, 7/1/40	BBB+	2,500,000	2,460,675
Ser. TT, 5s, 7/1/37	BBB+	5,000,000	4,782,350
Ser. RR, FGIC, NATL, 5s, 7/1/23	BBB+	4,395,000	4,415,393

Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B, 5s, 12/1/13	BBB	250,000	255,438

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	250,000	250,003

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.)
Ser. M, Cmnwlth. of PR Gtd., 6 1/4s, 7/1/31	BBB	1,895,000	2,103,166
Ser. I, Cmnwlth. of PR Gtd., 5s, 7/1/36	BBB	2,220,000	2,113,928

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A+	15,000,000	16,038,900
Ser. C, 5 1/4s, 8/1/41	A+	4,500,000	4,578,570

			36,998,423
Rhode Island (0.2%)

RI State Hlth. & Edl. Bldg. Corp. Higher Edl. Fac. Rev. Bonds (Providence College), 5s, 11/1/34	A2	750,000	848,738

RI State Hlth. & Edl. Corp. Higher Edl. Fac. Rev. Bonds (Providence College), 5s, 11/1/41	A2	2,000,000	2,222,780

			3,071,518
South Carolina (0.6%)

Berkeley Cnty., School Dist. Rev. Bonds (Installment Lease Securing Assets for Ed.), 5 1/8s, 12/1/30	Aa3	5,000,000	5,630,700

SC Hsg. Fin. & Dev. Auth. Mtge. Rev. Bonds, Ser. A-2, AMBAC, 5s, 7/1/35	Aa1	195,000	197,837

SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Palmetto Hlth.), Ser. C
6s, 8/1/20 (Prerefunded 8/1/13)	Baa1	1,115,000	1,150,892
U.S. Govt. Coll., 6s, 8/1/20 (Prerefunded 8/1/13)	Baa1	135,000	139,346

			7,118,775
Tennessee (0.7%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	3,550,000	4,265,077

TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. A, 5 1/4s, 9/1/20	A-	4,000,000	4,647,200

			8,912,277
Texas (11.5%)

Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement), Ser. A
7s, 11/15/33 (In default)(NON)	CCC/P	715,000	467,167
5 7/8s, 11/15/18 (In default)(NON)	CCC/P	1,490,000	984,011

Aldine, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/25	Aaa	2,000,000	2,298,940

Angleton, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/30	Aaa	4,095,000	4,627,923

Beaumont, Indpt. School Dist. G.O. Bonds (School Bldg.), AGO, 5 1/8s, 2/15/30	AA-	2,550,000	2,890,119

Brazos River Harbor Naval Dist. FRB (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	1,100,000	1,261,810

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	3,450,000	3,915,233

Clear Creek, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG, 5s, 2/15/24	AAA	1,000,000	1,245,960

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	9,500,000	10,172,790

Dallas, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 6s, 2/15/27	Aaa	3,260,000	3,952,652

Houston, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 7/1/25	A	3,500,000	4,041,170

Houston, Higher Ed. Fin. Co. Rev. Bonds (Cosmos Foundation), Ser. A, 5s, 2/15/32	BBB	1,250,000	1,358,563

Houston, Util. Syst. Rev. Bonds, Ser. A, 5s, 11/15/33	AA	6,500,000	7,492,940

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A, 6 3/8s, 8/15/44	BBB	1,700,000	1,966,713

Laredo, Intl., Toll Bridge Rev. Bonds, Ser. B, AGM, 5s, 10/1/16	Aa3	750,000	833,513

Leander, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, zero %, 8/15/19	AAA	5,000,000	4,359,200

Lower CO River Auth. Rev. Bonds
Ser. A, 7 1/4s, 5/15/37 (Prerefunded 5/15/15)	A/P	1,965,000	2,280,343
5 3/4s, 5/15/37	A1	105,000	113,462
U.S. Govt. Coll., 5 3/4s, 5/15/37 (Prerefunded 5/15/15)	A1	1,070,000	1,204,007
5 3/4s, 5/15/28	A1	180,000	197,831
U.S. Govt. Coll., 5 3/4s, 5/15/28 (Prerefunded 5/15/15)	AAA/P	145,000	163,160
U.S. Govt. Coll., 5 3/4s, 5/15/28 (Prerefunded 5/15/15)	A1	1,675,000	1,884,777

Mansfield, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/27	Aaa	3,630,000	3,917,024

Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	2,250,000	2,376,045

Montgomery Cnty., G.O. Bonds, Ser. A, AGM, 5s, 3/1/21	Aa1	1,750,000	1,964,165

North TX, Thruway Auth. Rev. Bonds, Ser. D, AGO, zero %, 1/1/28	Aa3	11,620,000	6,370,200

North TX, Tollway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	5,200,000	6,070,376
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	2,750,000	3,047,055
Ser. A, 5 5/8s, 1/1/33	A2	3,000,000	3,381,810
Ser. A, NATL, 5 1/8s, 1/1/28	A2	5,000,000	5,582,450

North TX, Tollway Auth. stepped-coupon Rev. Bonds (1st Tier), Ser. I, zero %, (6 1/2s, 1/1/15), 1/1/43(STP)	A2	9,700,000	10,786,206

San Antonio, Arpt. Syst. Rev. Bonds, AGM, 5 1/4s, 7/1/32	Aa3	1,415,000	1,540,411

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.)
5 1/4s, 11/15/27	A-	1,000,000	1,071,130
5 1/4s, 11/15/22	A-	2,500,000	2,729,050

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/26	A-	5,000,000	5,862,250

TX Private Activity Surface Trans. Corp. Rev. Bonds (NTE Mobility), 6 7/8s, 12/31/39	Baa2	1,650,000	1,973,499

TX State VRDN (Veterans Hsg. Assistance II), Ser. D, 0.13s, 12/1/36	VMIG1	600,000	600,000

TX State Affordable Hsg. Corp. Single Fam. Mtge. Rev. Bonds (Professional Ed. Home Loan), Ser. A-3, FHLMC Coll., GNMA Coll., FNMA Coll., 5.6s, 2/1/39	Aaa	1,085,969	1,158,903

TX State Indl. Dev. Corp. Rev. Bonds (Arco Pipelines Co.), 7 3/8s, 10/1/20	A2	4,000,000	5,650,600

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5s, 12/15/30	A3	2,500,000	2,684,350

TX State Trans. Comm. Tpk. Syst. Mandatory Put Bonds (2/15/15) (1st Tier), Ser. B, 1 1/4s, 8/15/42	A-	2,000,000	2,006,240

TX State Trans. Comm. Rev. Bonds, 5s, 4/1/26	Aaa	7,585,000	8,511,432

Victoria, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/24	Aaa	3,375,000	3,870,686

Victoria, Util. Syst. Rev. Bonds, AMBAC, 5s, 12/1/27	AA-	3,960,000	4,422,290

			143,288,456
Utah (0.9%)

Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.), Ser. A, 0.13s, 5/15/37	VMIG1	8,000,000	8,000,000

Salt Lake City, Hosp. Rev. Bonds
(IHC Hosp., Inc.), Ser. A, U.S. Govt. Coll., 8 1/8s, 5/15/15 (Escrowed to maturity)	AA+	1,805,000	1,958,714
(IHC Hosp., Inc.), AMBAC, U.S. Govt. Coll., 6 3/4s, 5/15/20 (Escrowed to maturity)	AAA/P	1,700,000	1,705,015

			11,663,729
Vermont (—%)

VT Hsg. Fin. Agcy. Rev. Bonds (Single Fam.), Ser. 23, AGM, 5s, 5/1/34	Aa3	5,000	5,048

			5,048
Virginia (2.3%)

Chesterfield Cnty., Econ. Dev. Auth. Poll. Control Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A3	1,575,000	1,827,961

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds
(VA United Methodist Homes, Inc.), 5s, 6/1/25	BB+/P	410,000	440,869
(VA United Methodist Homes, Inc.), 5s, 6/1/23	BB+/P	445,000	485,424

Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929s, 8/23/27	Aa3	14,650,000	17,372,556

VA State Small Bus. Fin. Auth. Rev. Bonds (Express Lanes, LLC), 5s, 7/1/34	BBB-	1,200,000	1,244,868

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	6,100,000	7,766,520

			29,138,198
Washington (2.5%)

Cowlitz Cnty., Pub. Util. Rev. Bonds (Dist. No. 1 Production Syst.), FGIC, NATL
5s, 9/1/25	A1	695,000	723,148
5s, 9/1/24	A1	615,000	640,621

Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s, 6/1/26	A3	1,105,000	1,149,697

WA State G.O. Bonds
Ser. D, AGM, 5s, 1/1/28 (Prerefunded 1/1/15)	Aa1	8,320,000	9,083,693
(Motor Vehicle Fuel), Ser. B, NATL, 5s, 7/1/24 (Prerefunded 7/1/14)	Aa1	5,270,000	5,640,007

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.)
5 1/4s, 10/1/37	Baa1	1,110,000	1,213,552
5s, 10/1/27	Baa1	1,000,000	1,123,400

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa3	1,250,000	1,451,688
(Catholic Hlth. Initiatives), Ser. D, 6 3/8s, 10/1/36	Aa3	7,050,000	8,398,454
Ser. B, NATL, 5s, 2/15/27	Baa2	2,235,000	2,401,262

			31,825,522
West Virginia (0.8%)

WV State Econ. Dev. Auth. Lease Rev. Bonds (Correctional Juvenile Safety), Ser. A, NATL, 5s, 6/1/29 (Prerefunded 6/1/14)	Aa2	6,200,000	6,606,472

Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny), Ser. F, 5 1/4s, 10/15/37	BBB	2,500,000	2,671,600

WV State Econ. Dev. Auth. Solid Waste Disp. Fac. FRB (Appalachian Pwr. Co. - Amos), Ser. A, 5 3/8s, 12/1/38	Baa2	1,000,000	1,121,180

			10,399,252
Wisconsin (0.7%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5 1/4s, 7/1/28	BBB-	1,000,000	1,073,400

WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	3,500,000	4,288,130

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	3,000,000	3,540,780

			8,902,310
Wyoming (0.6%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin Elec. Pwr. Co-op), Ser. A, 5 3/4s, 7/15/39	A1	3,000,000	3,400,350

WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds, Ser. A
5 1/2s, 1/1/38	A2	2,800,000	3,082,716
5 1/2s, 1/1/33	A2	1,410,000	1,572,267

			8,055,333

Total municipal bonds and notes (cost $1,104,933,506)			$1,229,034,011

PREFERRED STOCKS (0.5%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A, 7.50% cum. pfd.		4,673,038	$4,675,328

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.		2,000,000	1,900,000

Total preferred stocks (cost $6,673,038)			$6,575,328

TOTAL INVESTMENTS

Total investments (cost $1,111,606,544)(b)			$1,235,609,339

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2012 through December 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $1,250,694,113.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,110,710,835, resulting in gross unrealized appreciation and depreciation of $133,115,952 and $8,217,448, respectively, or net unrealized appreciation of $124,898,504.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	16.0%
	Health care	15.5
	State government	14.8
	Transportation	12.2
	Local government	10.1
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,229,034,011	$—
Preferred stocks	—	6,575,328	—

Totals by level	$—	$1,235,609,339	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 28, 2013